LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
Schedule of lease liabilities

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of year	$1,401	$273
Additions	2,300	1,769
Interest expense	87	32
Lease payments	(661)	(681)
Due to changes in exchange rates	46	8
End of period	$3,173	$1,401

Current	$846	$372
Non-current	2,327	1,029
	$3,173	$1,401

Schedule of lease expenses recognized

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Interest on lease liabilities	$87	$32
Variable lease payments not included in the measurement of lease liabilities	15,586	4,579
Expenses relating to short-term leases	168	131
Expenses relating to leases of low-value assets, excluding short-term leases	108	155
	$15,949	$4,897